Commitments and Contigencies (Details) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Nov. 05, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Coverage for pollution			$ 1,000,000
Variable portion of payment to SWS owner			6-month LIBOR of 1.83707%, and 3-month LIBOR of 1.69428% as of December 31, 2017, whichever is applicable
Due to related parties			$ 229	$ 356
Star Polaris | Arbitration proceedings
Loss Contingencies [Line Items]
Name of defendant			Hanjin HHIC-Phil Inc.
Off hire days	142
Revenue loss due to off hire	$ 2,343
Heron Convertible Loan
Loss Contingencies [Line Items]
Conversion ratio		0.5
Due to related parties			$ 0	$ 0